UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		October 28, 2002
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:   $70,078
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp.                   COM              020039103     2073 51665.000SH       SOLE                19250.000         32415.000
Amgen, Inc.                    COM              031162100     1697 40686.000SH       SOLE                15114.000         25572.000
Anadarko Petroleum Corp.       COM              032511107      298 6700.000 SH       SOLE                 1100.000          5600.000
Anthem Inc.                    COM              03674b104     2440 37531.000SH       SOLE                18135.000         19396.000
Applera Corp. - Celera Genomic COM              038020202      261 32790.000SH       SOLE                13570.000         19220.000
Autozone Inc.                  COM              053332102      264 3350.000 SH       SOLE                 2800.000           550.000
Avon Products, Inc.            COM              054303102      281 6100.000 SH       SOLE                 3600.000          2500.000
BB & T Corp.                   COM              054937107      232 6619.000 SH       SOLE                                   6619.000
Baxter Int'l. Inc.             COM              071813109     2602 85165.000SH       SOLE                33250.000         51915.000
CVS Corporation                COM              126650100     2154 84990.000SH       SOLE                38375.000         46615.000
Check Point Software Tech      COM              M22465104     1834 133475.000SH      SOLE                56625.000         76850.000
Chesapeake Energy Corp.        COM              165167107     2504 379325.000SH      SOLE               170500.000        208825.000
Colgate Palmolive Co.          COM              194162103     2388 44272.045SH       SOLE                17775.000         26497.045
Convergys Corp.                COM              212485106     2843 189170.000SH      SOLE                77475.000        111695.000
Crown America Realty Tr.       COM              228186102     2064 224634.000SH      SOLE                55750.000        168884.000
Crown Pacific Partners Ltd.    COM              228439105      214 77675.000SH       SOLE                22500.000         55175.000
Developers Diversified         COM              251591103      229 10420.000SH       SOLE                 2481.000          7939.000
Devon Energy Corp.             COM              25179m103     1124 23292.000SH       SOLE                 9175.000         14117.000
ElPaso Energy Partners LP      COM              28368b102      266 8995.000 SH       SOLE                  750.000          8245.000
Enterprise Products Partners L COM              293792107      915 46890.000SH       SOLE                 3300.000         43590.000
Equity Inns Inc.               COM              294703103      429 69212.000SH       SOLE                25750.000         43462.000
Equity Office Properties       COM              294741103     1998 77393.998SH       SOLE                22764.000         54629.999
Equity Residential             COM              29476L107     1151 48097.000SH       SOLE                22145.000         25952.000
Exxon Mobil Corp.              COM              30231g102      235 7359.702 SH       SOLE                                   7359.702
Federal National Mortgage Assn COM              313586109      344 5775.000 SH       SOLE                 4500.000          1275.000
Federal Rlty. Inv. Tr.         COM              313747206      473 17525.000SH       SOLE                 6150.000         11375.000
Gallagher Arthur J. & Co.      COM              363576109     1226 49730.000SH       SOLE                15475.000         34255.000
General Electric Co.           COM              369604103     1101 44648.373SH       SOLE                11500.000         33148.373
Glimcher Realty Trust          COM              379302102      815 43500.000SH       SOLE                17475.000         26025.000
Intel Corp.                    COM              458140100      217 15647.481SH       SOLE                                  15647.481
Istar Financial Inc.           COM              45031u101      504 18065.000SH       SOLE                10450.000          7615.000
J. P. Morgan Chase & Co.       COM              46625h100      236 12436.000SH       SOLE                 8002.000          4434.000
Johnson & Johnson              COM              478160104     1065 19689.251SH       SOLE                 7150.000         12539.251
Kerr-McGee Corp                COM              492386107     3307 76130.000SH       SOLE                25325.000         50805.000
Kinder Morgan Energy Partners  COM              494550106     2143 67100.000SH       SOLE                27175.000         39925.000
Liberty Media Corp. Ser. A     COM              530718105     2017 280875.000SH      SOLE               119400.000        161475.000
Mattel, Inc.                   COM              577081102     2264 125725.000SH      SOLE                58275.000         67450.000
Microsoft Corp.                COM              594918104      433 9909.000 SH       SOLE                  850.000          9059.000
Mylan Labs Inc.                COM              628530107      290 8850.000 SH       SOLE                 7100.000          1750.000
Patriot Bank Corp.             COM              70335p103      140 10375.000SH       SOLE                                  10375.000
Penn Virginia Corp.            COM              707882106      616 19020.000SH       SOLE                12425.000          6595.000
Pfizer, Inc.                   COM              717081103     7062 243363.690SH      SOLE               106709.000        136654.690
Reckson Assoc. Realty CL. B    COM              75621k304      286 12050.000SH       SOLE                 1000.000         11050.000
Resource America Inc.          COM              761195205      429 53677.000SH       SOLE                 9294.000         44383.000
Shire Pharmaceuticals ADR      COM              82481r106      464 18748.001SH       SOLE                 4116.000         14632.001
Sovereign Bancorp, Inc.        COM              845905108     4955 384091.000SH      SOLE               173250.000        210841.000
Unisys Corp.                   COM              909214108     1651 235865.000SH      SOLE                97325.000        138540.000
Washington Mutual              COM              939322103     5414 172024.000SH      SOLE                67555.000        104469.000
Well Point Health Networks     COM              94973h108     1822 24850.000SH       SOLE                 4850.000         20000.000
Williams Energy Partners LP    COM              969491109      306 9415.000 SH       SOLE                  725.000          8690.000